Warrant Liabilities - Additional Information (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands		12 Months Ended
	Mar. 02, 2023	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Issuance of assumed warrants		4,403,294
Warrants expiration date		Mar. 02, 2028
Warrant liabilities at fair value	SFr 2,100
Fair value loss on warrant liability		SFr 3,431
Fair value adjustment on warrant liabilities		3,431
Increase of the warrant liability		SFr 5,400
Exercise of public warrants		149,156
Issuance of shares in connection with reduction liability		SFr 200
Issuance of Shares in connection with increase in cash		1,500
Issuance of shares in connection with warrant exercises		SFr 1,700
Number of warrants exercised		149,198
Public purchase ordinary share at price	SFr 9.68
Private purchase ordinary share at price	SFr 11.5
Warrants exercisable commencing period	30 days
European Biotech Acquisition Corporation
Disclosure of detailed information about borrowings [line items]
Issuance of assumed warrants	4,403,294
Number of warrants exercised		149,156
Additional warrants exercised		42
European Biotech Acquisition Corporation | Public Warrants
Disclosure of detailed information about borrowings [line items]
Issuance of assumed warrants	4,251,595	4,251,595
European Biotech Acquisition Corporation | Private Warrants
Disclosure of detailed information about borrowings [line items]
Issuance of assumed warrants	151,699	151,699
Minimum
Disclosure of detailed information about borrowings [line items]
Exercise of public warrants per share		SFr 10.26
Maximum
Disclosure of detailed information about borrowings [line items]
Warrants issued		17,841,084
Exercise of public warrants per share		SFr 11.5